INCOME TAXES - Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 7,866	$ 8,680
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	114,266	105,937
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	745	693
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	12,029	15,793
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	32,371	30,996
Recognized deferred tax assets	11,539	12,543
Unrecognized deferred tax assets	20,832	18,453
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	28,554	26,504
Recognized deferred tax assets	9,168	9,984
Unrecognized deferred tax assets	19,386	16,520
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	745	693
Recognized deferred tax assets	133	76
Unrecognized deferred tax assets	612	617
Before Offset Amount | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,072	3,799
Recognized deferred tax assets	2,238	2,483
Unrecognized deferred tax assets	$ 834	$ 1,316